Equity-accounted investees	12 Months Ended
Dec. 31, 2019
Interests in Other Entities [Abstract]
Equity-accounted investees
Equity-accounted investees

(in thousands of USD)	December 31, 2019	December 31, 2018
Assets
Interest in joint ventures	50,322	43,182
Interest in associates	—	—
TOTAL ASSETS	50,322	43,182

Liabilities
Interest in joint ventures	—	—
Interest in associates	—	—
TOTAL LIABILITIES	—	—

Joint Ventures
The following table contains a roll forward of the balance sheet amounts with respect to the Group's joint ventures:

	ASSET
(in thousands of USD)	Investments in equity accounted investees	Shareholders loans
Gross balance	(3,298)	203,512
Offset investment with shareholders loan	20,165	(20,165)
Balance at January 1, 2017	16,867	183,348

Group's share of profit (loss) for the period	29,933	—
Group's share of other comprehensive income	483	—
Dividends received from joint ventures	(1,250)	—
Dividend in kind (shares TUKA) received from associate (Note 23)	1,559	—
Reclassification of associate to joint venture	136	—
Movement shareholders loans to joint ventures	—	(40,750)

Gross balance	27,565	162,763
Offset investment with shareholders loan	3,030	(3,030)
Balance at December 31, 2017	30,595	159,733

Group's share of profit (loss) for the period	16,076	—
Group's share of other comprehensive income	(459)	—
Movement shareholders loans to joint ventures	—	(134,097)

Gross balance	43,182	28,666
Offset investment with shareholders loan	—	—
Balance at December 31, 2018	43,182	28,666

	ASSET
(in thousands of USD)	Investments in equity accounted investees	Shareholders loans
Group's share of profit (loss) for the period	16,460	—
Group's share of other comprehensive income	(720)	—
Dividends received from joint ventures	(12,600)	—
Movement shareholders loans to joint ventures	—	31,713
Initial capital provided to joint ventures	4,000	—

Gross balance	50,322	60,379
Offset investment with shareholders loan	—	—
Balance at December 31, 2019	50,322	60,379

The decrease in the balance of shareholders’ loans to joint ventures in 2018 is primarily due to the $220.0 million senior secured credit facility which TI Asia Ltd. and TI Africa Ltd. entered into March 29, 2018. The shareholders loans were partially repaid by using a part of the proceeds of this new borrowing. In this context, the Company provided a guarantee for the revolving tranche of the above credit facility.

The increase in the balance of the shareholders' loan to joint ventures in 2019 is attributable to the shareholders loans to newly set-up joint ventures Bari Shipholding Ltd and Bastia Shipholding Ltd (see Note 10).

Joint venture	Segment	Description
Kingswood Co. Ltd	Tankers	Holding company; parent of Seven Seas Shipping Ltd. and to be liquidated in 2020
Seven Seas Shipping Ltd	Tankers	Formerly owner of 1 VLCC bought in 2016 by Euronav. Wholly owned subsidiary of Kingswood Co. Ltd. and to be liquidated in 2020
Tankers Agencies (UK) Ltd	Tankers	Parent company of Tankers International Ltd
Tankers International LLC	Tankers	The manager of the Tankers International Pool who commercially manages the majority of the Group's VLCCs
Bari Shipholding Ltd	Tankers	Single ship company, owner of 1 Suezmax
Bastia Shipholding Ltd	Tankers	Single ship company, owner of 1 Suezmax
TI Africa Ltd	FSO	Operator and owner of a single floating storage and offloading facility (FSO Africa) *
TI Asia Ltd	FSO	Operator and owner of a single floating storage and offloading facility (FSO Asia) *
* FSO Asia and FSO Africa are on a time charter contract to North Oil Company (NOC), the new operator of Al Shaheen field, until mid 2022.
The following table contains summarized financial information for all of the Group's joint ventures:

	Asset
(in thousands of USD)	Kingswood Co. Ltd	Seven Seas Shipping Ltd	TI Africa Ltd	TI Asia Ltd	Tankers Agencies (UK) Ltd (see Note 24)	TI LLC (see Note 24)	Total
At December 31, 2017
Percentage ownership interest	50%	50%	50%	50%	50%	50%

Non-Current assets	629	—	182,298	175,826	363	98	359,214
of which Vessel	—	—	171,612	164,587	—	—	336,199
Current Assets	—	993	12,639	10,521	149,650	1,108	174,912
of which cash and cash equivalents	—	689	4,062	1,968	1,889	—	8,608
Non-Current Liabilities	—	629	200,231	128,653	—	—	329,514
Of which bank loans	—	—	—	—	—	—	—
Current Liabilities	111	91	766	687	147,453	975	150,083
Of which bank loans	—	—	—	—	43,000	—	43,000
Net assets (100%)	518	273	(6,060)	57,007	2,560	232	54,530

Group's share of net assets	259	137	(3,030)	28,503	1,559	136	27,565

Shareholders loans to joint venture	—	—	100,115	62,647	—	—	162,762

Net Carrying amount of interest in joint venture	259	137	—	28,503	1,559	136	30,595

Remaining shareholders loan to joint venture	—	—	97,085	62,647	—	—	159,732

Revenue	—	61	61,015	58,011	—	—	119,087
Depreciations and amortization	—	—	(18,209)	(17,933)	—	—	(36,142)
Interest Expense	—	—	(90)	(1,961)	—	—	(2,052)
Income tax expense	—	—	383	(3,359)	—	—	(2,976)
Profit (loss) for the period (100%)	(2)	130	34,269	25,467	—	—	59,865
Other comprehensive income (100%)	—	—	—	966	—	—	966

Group's share of profit (loss) for the period	(1)	65	17,135	12,734	—	—	29,932

Group's share of other comprehensive income	—	—	—	483	—	—	483

(in thousands of USD)	Kingswood Co. Ltd	Seven Seas Shipping Ltd	TI Africa Ltd	TI Asia Ltd	Tankers Agencies (UK) Ltd (see Note 24)	TI LLC (see Note 24)	Total
At December 31, 2018
Percentage ownership interest	50%	50%	50%	50%	50%	50%

Non-Current assets	522	—	154,553	147,962	306	—	303,343
of which Vessel	—	—	153,404	146,654	—	—	300,058
Current Assets	—	792	9,119	22,450	351,702	288	384,351
of which cash and cash equivalents	—	696	484	2,561	2,487	—	6,227
Non-Current Liabilities	—	522	130,068	74,171	—	—	204,760
Of which bank loans	—	—	70,080	67,551	—	—	137,630
Current Liabilities	6	1	24,400	23,699	349,096	48	397,250
Of which bank loans	—	—	23,867	23,015	64,500	—	111,382
Net assets (100%)	516	269	9,205	72,542	2,912	240	85,685

Group's share of net assets	258	134	4,603	36,271	1,774	141	43,182

Shareholders loans to joint venture	—	—	28,665	—	—	—	28,665

Net Carrying amount of interest in joint venture	258	134	4,603	36,271	1,774	141	43,182

Remaining shareholders loan to joint venture	—	—	28,665	—	—	—	28,665

Revenue	—	1	49,129	49,180	749,229	—	847,540
Depreciations and amortization	—	—	(18,209)	(17,933)	(71)	—	(36,213)
Interest expense	—	—	(3,857)	(3,733)	(2,571)	—	(10,161)
Income tax expense	—	—	(1,585)	(1,611)	(216)	—	(3,412)
Profit (loss) for the period (100%)	(2)	(5)	15,742	15,977	352	10	32,074
Other comprehensive income (100%)	—	—	(477)	(441)	—	—	(918)

Group's share of profit (loss) for the period	(1)	(2)	7,871	7,989	214	6	16,076

Group's share of other comprehensive income	—	—	(239)	(220)	—	—	(459)

(in thousands of USD)	Kingswood Co. Ltd	Seven Seas Shipping Ltd	TI Africa Ltd	TI Asia Ltd	Tankers Agencies (UK) Ltd (see Note 24)	TI LLC (see Note 24)	Bari Shipholding Ltd	Bastia Shipholding Ltd	Total
At December 31, 2019
Percentage ownership interest	50%	50%	50%	50%	50%	50%	50%	50%

Non-Current assets	530	—	137,426	128,722	944	—	21,833	21,628	311,083
of which Vessel	—	—	135,195	128,722	—	—	21,833	21,628	307,377
Current Assets	—	800	10,809	10,001	418,505	267	1,573	5,577	447,531
of which cash and cash equivalents	—	800	1,701	917	3,246	—	—	250	6,913
Non Current Liabilities	—	525	97,514	49,026	490	—	18,390	18,773	184,718
Of which bank loans	—	—	45,567	43,927	—	—	—	—	89,495
Current Liabilities	10	1	26,370	27,318	415,301	51	705	4,328	474,085
Of which bank loans	—	—	24,856	23,968	135,000	—	—	—	183,824
Net assets (100%)	520	274	24,351	62,379	3,658	216	4,310	4,104	99,811

Group's share of net assets	260	137	12,175	31,189	2,227	127	2,155	2,052	50,322

Shareholders loans to joint venture	—	—	23,215	—	—	—	18,390	18,773	60,379

Net Carrying amount of interest in joint venture	260	137	12,175	31,189	2,227	127	2,155	2,052	50,322

Remaining shareholders loan to joint venture	—	—	23,215	—	—	—	18,390	18,773	60,379

Revenue	—	8	49,434	49,487	1,307,523	—	938	1,970	1,409,360
Depreciations and amortization	—	—	(18,209)	(17,933)	(67)	—	(273)	(507)	(36,988)
Interest expense	—	—	(4,633)	(4,482)	(3,292)	—	(155)	(202)	(12,764)
Income tax expense	—	—	(1,588)	(1,573)	(243)	—	—	—	(3,405)
Profit (loss) for the period (100%)	(3)	6	15,881	15,743	746	(24)	310	104	32,763
Other comprehensive income (100%)	—	—	(735)	(706)	—	—	—	—	(1,441)

Group's share of profit (loss) for the period	(1)	3	7,941	7,871	454	(14)	155	52	16,460

Group's share of other comprehensive income	—	—	(367)	(353)	—	—	—	—	(720)

Loans and borrowings
On March 29, 2018, TI Asia Ltd. and TI Africa Ltd. entered into a $220.0 million senior secured credit facility. The facility consists of a term loan of $110.0 million and a revolving loan of $110.0 million for the purpose of refinancing the two FSOs as well as for general corporate purposes. The Company provided a guarantee for the revolving credit facility tranche. The fair value of this guarantee is not significant given the long term contract both FSOs have with North Oil Company until mid 2022, which results in sufficient repayment capacity under these facilities. Transaction costs for a total amount of $2.2 million are amortized over the lifetime of the instrument using the effective interest rate method. As of December 31, 2019 the outstanding balance on this facility was $139.2 million in aggregate.
All bank loans in the joint ventures are secured by the underlying FSO and subject to specific covenants.
The following table summarizes the terms and debt repayment profile of the bank loans held by the joint ventures:

(in thousands of USD)				December 31, 2019			December 31, 2018
	Curr.	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
TI Asia Ltd revolving loan 54M*	USD	libor +2.0%	2022	34,163	34,163	33,948	45,671	45,671	45,283
TI Asia Ltd loan 54M*	USD	libor +2.0%	2022	34,163	34,163	33,948	45,671	45,671	45,283
TI Africa Ltd revolving loan 56M*	USD	libor +2.0%	2022	35,429	35,429	35,212	47,362	47,362	46,974
TI Africa Ltd loan 56M*	USD	libor +2.0%	2022	35,429	35,429	35,212	47,362	47,362	46,974
Total interest-bearing bank loans				139,183	139,183	138,319	186,067	186,067	184,513
* The mentioned secured bank loans are subject to loan covenants.
Loan covenant
As of December 31, 2019, all joint ventures were in compliance with the covenants, as applicable, of their respective loans.

Interest rate swaps
In 2018, TI Asia and TI Africa entered in several Interest Rate Swap (IRSs) instruments for a combined notional value of $208.8 million (Euronav’s share amounts to 50%) in connection to the $220.0 million facility. These IRSs are used to hedge the risk related to the fluctuation of the Libor rate and qualify as hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments are measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. These IRSs have a remaining duration between two and three years matching the repayment profile of that facility and mature on July 21, 2022 and September 22, 2022 for FSO Asia and FSO Africa respectively (see Note 14).
Vessels
On November 19, 2019, the group entered into a joint venture together with affiliates of Ridgebury Tankers and clients of Tufton Oceanic. Each 50%-50% joint venture company has acquired one Suezmax vessel. The joint ventures have acquired two Suezmax tankers (Bari & Bastia) for a total consideration of $40.6 million.

There were no capital commitments as of December 31, 2019, December 31, 2018 and December 31, 2017.
Cash and cash equivalents

(in thousands of USD)	2019	2018

Cash and cash equivalents of the joint ventures	6,913	6,227
Group's share of cash and cash equivalents	3,814	3,385
of which restricted cash	—	—

Services
The Group entered into an agreement with its joint venture to manage commercially both vessels by the Group's chartering desk. Furthermore the Group also entered into an agreement to render accounting, assistance and administrative services. In 2019 the Group invoiced a total amount of $18,222. Furthermore, the joint venture entered into an agreement with the Group to invoice us management fees to do the follow up of the external shipmanagement. In 2019, Ridgebury invoiced the Group $40,050.